Pro Forma Adjustments: Schedule of Balance Sheet Adjustments, Net Proceeds Received (Tables)	9 Months Ended
Sep. 30, 2017
Tables/Schedules
Schedule of Balance Sheet Adjustments, Net Proceeds Received

Gross Cash Proceeds	$246,500
Less Selling Costs	(28,348)
Less Repayment of Secured Convertible Loan	(123,912)
Less Repayment of Various FullTel Liabilities	(54,229)
Net Cash	$40,011